Provisions for legal proceedings, judicial deposits and contingent liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 3,529	$ 3,010	$ 2,468	$ 2,018
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	810	737
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	536	466
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	1,868	1,504
Civil Related Environmental Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 315	$ 303